NET INTEREST INCOME - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense:
Borrowings, interest rate (in percent)	2.30%	2.42%	2.25%
Negative interest rates
Interest income:
Total interest income	£ 10	£ 10	£ 26
Interest expense:
Total interest expense	(2)	(23)	(119)
Finance leases
Interest income:
Total interest income	38	42	39
The Group
Interest income:
Total interest income	£ 12,920	£ 13,866	£ 16,098
Interest expense:
Deposits from banks, excluding liabilities under sale and repurchase agreements (in percent)	1.34%	1.19%	1.39%
Deposits from banks	£ (66)	£ (82)	£ (87)
Customer deposits, excluding liabilities under sale and repurchase agreements (in percent)	0.12%	0.40%	0.65%
Customer deposits	£ (386)	£ (1,270)	£ (2,054)
Repurchase agreements (in percent)	0.10%	0.36%	1.08%
Repurchase agreements	£ (22)	£ (117)	£ (301)
Debt securities in issue (in percent)	1.37%	1.13%	0.71%
Debt securities in issue	£ (746)	£ (761)	£ (476)
Lease liabilities (in percent)	2.01%	2.36%	2.41%
Lease liabilities	£ (30)	£ (39)	£ (39)
Subordinated liabilities (in percent)	7.01%	7.19%	9.89%
Subordinated liabilities	£ (634)	£ (827)	£ (921)
Total interest expense (in percent)	0.45%	0.71%	0.91%
Total interest expense	£ (1,884)	£ (3,096)	£ (3,878)
Net interest income	£ 11,036	£ 10,770	£ 12,220
Interest and similar income | The Group
Interest income:
Loans and advances to banks (in percent)	0.11%	0.20%	0.57%
Loans and advances to banks and reverse repurchase agreements	£ 70	£ 114	£ 269
Loans and advances to customers (in percent)	2.55%	2.76%	3.21%
Loans and advances to customers and reverse repurchase agreements	£ 12,334	£ 13,358	£ 15,281
Debt securities held at amortised cost (in percent)	1.57%	1.82%	2.26%
Debt securities	£ 74	£ 92	£ 118
Financial assets held at amortised cost (in percent)	2.27%	2.48%	2.97%
Financial assets held at amortised cost	£ 12,478	£ 13,564	£ 15,668
Financial assets at fair value through other comprehensive income (in percent)	1.69%	1.12%	1.64%
Financial assets at fair value through other comprehensive income	£ 442	£ 302	£ 430
Total interest income (in percent)	2.24%	2.42%	2.90%
Total interest income	£ 12,920	£ 13,866	£ 16,098